SERVICE INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	March 31,	December 31,
	2025	2024

Spare parts and consumables	$64,174	$63,842
Chemicals	37,245	32,930
Total	$101,419	$96,772